2x Daily Software Platform ETF
Schedule of Investments
September 30, 2025 (Unaudited)
SHORT-TERM INVESTMENTS – 5.2%
Money Market Funds – 5.2%	Shares	Value
First American Government Obligations Fund - Class X, 4.05%(a)	58,459	$58,459

U.S. Treasury Bills – 83.3%	Principal Amount	Value
U.S. Treasury Bill, US GOVT, 10/28/2025, 3.96%(b)	945,000	942,136

TOTAL SHORT-TERM INVESTMENTS (Cost $1,000,503)		1,000,595

TOTAL INVESTMENTS – 88.5% (Cost $1,000,503)		$1,000,595
Liabilities in Excess of Other Assets – 11.5%		130,546
TOTAL NET ASSETS - 100.0%		$1,131,141

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2025.
(b)	The rate shown is the annualized effective yield as of September 30, 2025.

2x Daily Software Platform ETF
Schedule of Total Return Swaps Contracts
September 30, 2025 (Unaudited)

SWAP - TOTAL RETURN – 13.4%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
SOFTT Index	Marex Capital Markets, Inc..	Receive	OBFR + 2.50%	Monthly	07/31/26	$2,259,037	$151,774

Net Unrealized Appreciation (Depreciation)							$151,774

Percentages are stated as a percent of net assets.

There are no upfront payments or receipts associated with total return swaps in the Fund as of September 30, 2025.

OBFR - Overnight Bank Funding Rate was 4.09% as of September 30, 2025.